Accrued Expenses	12 Months Ended
Dec. 31, 2023
Accrued Expenses [Abstract]
Accrued expenses

Note 5 – Accrued expenses:

	December 31,
	2023	2022

Salary and related expenses	$95,566	169,297
Accrued audit fees	40,000	44,613
Accrued legal fees	30,000	-
Accrued consulting fees	24,705	52,811
Other expenses	-	9,405
	$190,271	276,126